Investment Risks - Yorkville America Reindustrialization Dividend Index ETF	Sep. 23, 2026
American Reindustrialization Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Reindustrialization Risk. The Underlying Index is designed to provide exposure to companies that the Index Provider believes are positioned to benefit from the long-term reindustrialization of the American economy. There can be no assurance that domestic manufacturing expansion, infrastructure investment, defense spending, electrification, industrial automation, semiconductor production or related economic trends will develop as anticipated. Companies included in the Underlying Index may fail to benefit from these trends or may be adversely affected by changes in government policy, trade policy, capital spending, technological developments or economic conditions.

U.S. Company Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Company Selection Risk. The Underlying Index includes only companies that are both incorporated and headquartered in the United States. As a result, the Fund will exclude companies that derive substantial revenues or conduct substantial operations within the United States but are incorporated or headquartered elsewhere. Consequently, the Fund may not participate in the performance of certain companies that could otherwise benefit from the American reindustrialization theme.

Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund's investments may be concentrated in or have significant exposure to companies in the energy sector. As a result, the Fund's performance may be more susceptible to developments affecting the energy sector than a fund that invests in a broader range of industries. Companies in the energy sector may be adversely affected by fluctuations in commodity prices, changes in the supply of and demand for oil, natural gas, refined products and other energy resources, exploration and production risks, depletion of reserves, environmental liabilities, climate-related regulation, technological advances, geopolitical events, trade policies, natural disasters, weather conditions, interest rate changes, capital spending cycles, and changes in government regulation, including tax, environmental and energy policies. Energy companies may also be subject to operational accidents, cybersecurity incidents, pipeline disruptions, and increased costs associated with environmental compliance or remediation. These and other factors may cause the value of the Fund's investments to decline.

Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund's assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that is more diversified. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The Fund's investments may be concentrated in or have significant exposure to companies in the information technology sector. Information technology companies face intense competition, rapid technological change, short product cycles, frequent product obsolescence, evolving industry standards, changing consumer preferences, and significant expenditures on research and development. Such companies may be affected by intellectual property disputes, cybersecurity incidents, data privacy concerns, supply chain disruptions, semiconductor shortages, dependence on key suppliers or customers, and government regulation. Information technology companies may also experience substantial price volatility, particularly companies with high market valuations or expectations for future growth. As a result, the Fund may be more volatile than a fund that invests across a broader range of sectors.

Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Materials Sector Risk. The Fund’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that is more diversified. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Real Estate Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Sector Risk. The real estate sector contains companies operating in real estate development and operation, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.

Aerospace and Defense Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Aerospace and Defense Industry Risk. Companies in the aerospace and defense industry may be significantly affected by government spending priorities, procurement policies, and the availability of defense contracts. Their revenues are often heavily dependent on a limited number of customers, primarily the U.S. government and its agencies. Reductions in defense budgets, cancellations or delays of government projects, or changes in defense policy could negatively impact such companies. In addition, these companies may be affected by cost overruns, product liability claims, supply chain disruptions, and intense global competition. Geopolitical developments, including military conflicts, terrorism, and shifts in international relations, can also create volatility in the industry. Environmental and safety regulations, export restrictions, and reputational risks associated with the use of defense products may further adversely affect the operations and profitability of aerospace and defense companies.

Infrastructure And Construction Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Infrastructure and Construction Industry Risk. The Fund may have significant exposure to companies involved in infrastructure development, engineering, construction, construction materials, and related industries. These companies may be adversely affected by changes in government spending, infrastructure investment programs, public-private partnerships, interest rates, availability and cost of financing, labor shortages, supply chain disruptions, rising costs of raw materials, project delays or cancellations, environmental and permitting requirements, weather events, and changes in economic conditions. Infrastructure and construction companies may also face fixed-price contract risks, cost overruns, litigation, regulatory changes, and dependence on government contracts or capital expenditures by private customers. These factors may negatively affect the value of the Fund's investments.

Industrial Machinery And Automation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrial Machinery and Automation Risk. The Fund may have significant exposure to companies that manufacture industrial machinery, automation equipment, robotics, factory automation systems, industrial software, and related technologies. These companies may be affected by cyclical declines in industrial production, manufacturing activity, capital spending, and global economic growth. They may also face risks associated with technological change, competition, supply chain disruptions, shortages of components or raw materials, rising labor and manufacturing costs, product defects, cybersecurity incidents, changing customer demand, and reliance on global manufacturing and export markets. Because many industrial machinery and automation companies derive substantial revenue from capital expenditures by industrial customers, periods of reduced business investment may adversely affect their financial performance and the value of the Fund's investments.

Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Energy Infrastructure And Midstream Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Infrastructure and Midstream Risk. The Fund may invest in companies engaged in the transportation, storage, gathering, processing, and distribution of energy commodities, including oil, natural gas, natural gas liquids, and refined petroleum products. These companies may be adversely affected by reduced production volumes, declining demand for energy products, fluctuations in commodity prices, changes in interest rates, environmental liabilities, pipeline accidents, weather-related disruptions, cybersecurity incidents, regulatory developments, permitting delays, litigation, and changes in tax or energy policy. Midstream companies often require substantial capital expenditures and access to financing and may be adversely affected by increases in borrowing costs or limited access to capital markets. These factors may cause the value of the Fund's investments to decline.

Master Limited Partnership ("MLP") Risk Member
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership ("MLP") Risk. Investments in MLPs involve risks that differ from investments in common stock. MLPs are generally subject to risks associated with the energy infrastructure industry, including reduced volumes of energy commodities transported or processed, changes in commodity prices, regulatory developments, environmental liabilities, operational disruptions, and increased competition. MLPs may also be sensitive to interest rate changes because they often rely on external financing and distribute a substantial portion of their available cash flow. MLPs may have limited financial resources, fewer voting rights than traditional corporations, and conflicts of interest between the general partner and limited partners. In addition, changes in tax laws or regulations affecting the tax treatment of MLPs could reduce the value of the Fund's investments or adversely affect the after-tax returns received by shareholders.

REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Dividend-Paying Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend-Paying Securities Risk. Companies that pay dividends are not required to continue doing so and may reduce or eliminate their dividends at any time. A company's ability to pay dividends may be affected by earnings, financial condition, cash flow, capital requirements, regulatory restrictions, and general economic conditions. The market value of dividend-paying securities may decline if investors reduce their expectations regarding future dividend payments or if interest rates rise, making dividend-paying securities less attractive relative to other income-producing investments. There can be no assurance that the Fund's investments will continue to pay dividends or that dividend payments will increase over time.

Dividend Growth Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Growth Risk. The Fund may invest in companies that have a history of increasing their dividend payments or are expected to increase dividends in the future. There can be no assurance that such companies will continue to increase dividends or maintain existing dividend policies. Companies may reduce, suspend, or eliminate dividend increases due to changes in earnings, financial condition, capital allocation priorities, acquisitions, economic conditions, regulatory requirements, or other factors. Securities selected based on dividend growth characteristics may underperform the broader market or securities selected using other investment strategies, particularly during periods when investors favor higher-growth or non-dividend-paying companies. Failure of portfolio companies to achieve anticipated dividend growth may adversely affect the Fund's performance.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. Because the Fund seeks to track the Underlying Index, the Adviser generally will not sell a security solely because the security's issuer is experiencing financial difficulty or because the Adviser believes the security is overvalued. Accordingly, the Fund may hold securities that are declining in value or underperforming the broader market.

Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Methodology Risk. The Fund seeks to track the Underlying Index, which is constructed using rules established by the Index Provider. There can be no assurance that the Index methodology will successfully identify companies expected to benefit from the American reindustrialization theme or achieve its intended investment objective.

Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. A Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.